UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                  5/19/10
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               37

Form 13F Information Table Value Total:         $349,281

List of Other Included Managers:
NONE
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                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP            COMMON   00766T100    12458        414305 SH       SOLE                    414305
APPLE INC. COM.                  COMMON   037833100      429          1645 SH       SOLE                      1645
BARRICK GOLD CORPORATION         COMMON   067901108    27738        636920 SH       SOLE                    636920
BERKSHIRE HATHAWAY CLASS B       COMMON   084670207     1643           500 SH       SOLE                       500
CHEVRON CORPORATION              COMMON   166764100      856         10510 SH       SOLE                     10510
CISCO SYSTEMS                    COMMON   17275R102    19078        708436 SH       SOLE                    708436
CONV.SOLUTIONS                   COMMON   21254V100        0         12000 SH       SOLE                     12000
DISH NETWORK CORP. CLASS A       COMMON   278762109      988         56800 SH       SOLE                     56800
ECHOSTAR HOLDING CORP.           COMMON   278768106      218         11360 SH       SOLE                     11360
ELECTRONIC ARTS INC.             COMMON   285512109      395         20385 SH       SOLE                     20385
ENERGY TRANSFER EQUITY, L.P.     COMMON   29273V100    27179        794240 SH       SOLE                    794240
ENTERPRISE PRODUCTS PARTNERS L.P COMMON   293792107    30763        867553 SH       SOLE                    867553
EXXON MOBIL CORP                 COMMON   30231G102     1548         22837 SH       SOLE                     22837
GENERAL ELECTRIC CO.             COMMON   369604103     9384        497556 SH       SOLE                    497556
GOLDCORP, INC                    COMMON   380956409    13200        305337 SH       SOLE                    305337
GOOGLE, INC.                     COMMON   38259P508      349           664 SH       SOLE                       664
HONEYWELL INTERNATIONAL INC.     COMMON   438516106     1052         22169 SH       SOLE                     22169
MSCI SINGAPORE INDEX FUND        COMMON   464286673     2508        208820 SH       SOLE                    208820
MSCI JAPAN INDEX FUND            COMMON   46428684B     8814        848325 SH       SOLE                    848325
MSCI HONG KONG INDEX FUND        COMMON   464286871     2184        139445 SH       SOLE                    139445
MICROSOFT CORP                   COMMON   594918104    13133        430100 SH       SOLE                    430100
NALCO HOLDING CO.                COMMON   62985Q101    11571        467910 SH       SOLE                    467910
NOBLE ENERGY                     COMMON   655044105    19462        254739 SH       SOLE                    254739
ORACLE CORP.                     COMMON   68389X105    13654        527890 SH       SOLE                    527890
PEPSICO INC.                     COMMON   71344810       219          3365 SH       SOLE                      3365
PFIZER INC.                      COMMON   717081103     9171        548502 SH       SOLE                    548502
PROSHARES ULTRASHORT YEN         COMMON   74347W858     4859        225480 SH       SOLE                    225480
QUALCOMM, INC.                   COMMON   747525103    40153       1038084 SH       SOLE                   1038084
SABINE ROYALTY TRUST             COMMON   785688102      239          4500 SH       SOLE                      4500
SOUTHWESTERN ENERGY              COMMON   845467109    14048        354022 SH       SOLE                    354022
SUNRISE SENIOR LIVING            COMMON   86768K106      947        170368 SH       SOLE                    170368
UNILEVER PLC                     COMMON   904767704    10657        354040 SH       SOLE                    354040
UNITED NATURAL FOODS, INC.       COMMON   911163103    17498        569772 SH       SOLE                    569772
WESTERN GAS PARTNERS, LP         COMMON   958254104     4184        178714 SH       SOLE                    178714
WISDOMTREE INDIA EARNINGS FUND   COMMON   97717W422     2382        102420 SH       SOLE                    102420
XTO ENERGY                       COMMON   98385X106    12840        270205 SH       SOLE                    270205
ACCENTURE PLC CLASS A            COMMON   G1151C101    13480        308883 SH       SOLE                    308883
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